CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIENCY - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Beginning Balance	$ (5,391,902)	$ (2,652,421)
Beginning Balance, Shares	19,837,642
Investment in new subsidiaries		(63,397)
Attributable to minority shareholders	$ 205,995	(52,019)	$ 0
Net loss	(203,259)	(2,863,113)
Foreign currency translation adjustment	357,564	187,029
Investment in new subsidiaries	86,010
Additional paid-in capital	27,679
Ending Balance	$ (5,123,907)	$ (5,391,902)	(2,652,421)
Ending Balance, Shares	19,837,642	19,837,642
Common Stock
Beginning Balance	$ 1,984	$ 1,984
Beginning Balance, Shares	19,837,642	19,837,642
Investment in new subsidiaries		$ 0
Net loss	$ 0	0
Foreign currency translation adjustment	0	0
Investment in new subsidiaries	0
Additional paid-in capital	0
Ending Balance	$ 1,984	$ 1,984	$ 1,984
Ending Balance, Shares	19,837,642	19,837,642	19,837,642
Additional Paid-in Capital
Beginning Balance	$ 211,934,432	$ 211,934,432
Investment in new subsidiaries		0
Net loss	0	0
Foreign currency translation adjustment	0	0
Investment in new subsidiaries	0
Additional paid-in capital	27,679
Ending Balance	211,962,111	211,934,432	$ 211,934,432
Accumulated Other Comprehensive Losses
Beginning Balance	(23,474,027)	(23,657,276)
Investment in new subsidiaries		0
Net loss	0	0
Foreign currency translation adjustment	353,385	183,248
Investment in new subsidiaries	0
Additional paid-in capital	0
Ending Balance	(23,120,642)	(23,474,027)	(23,657,276)
Statutory Reserve
Beginning Balance	4,687,085	4,687,085
Investment in new subsidiaries		0
Net loss	0	0
Foreign currency translation adjustment	0	0
Investment in new subsidiaries	0
Additional paid-in capital	0
Ending Balance	4,687,085	4,687,085	4,687,085
Retained Earnings/(Accumulated Losses)
Beginning Balance	(198,429,740)	(195,618,646)
Investment in new subsidiaries		0
Net loss	(409,254)	(2,811,094)
Foreign currency translation adjustment	0	0
Investment in new subsidiaries	0
Additional paid-in capital	0
Ending Balance	(198,838,994)	(198,429,740)	$ (195,618,646)
Noncontrolling Interest
Beginning Balance	(111,635)
Investment in new subsidiaries		(63,397)
Net loss	205,995	(52,019)
Foreign currency translation adjustment	4,179	3,781
Investment in new subsidiaries	86,010
Ending Balance	$ 184,549	$ (111,635)